Borrowings - Summary of Borrowings (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Long-term bank borrowings - secured	¥ 3,934	¥ 4,816
Long-term bank borrowings - unsecured	4,556	108
Guaranteed bonds	13,377	10,956
Unsecured bonds	4,000	8,831
Total non-current borrowings	25,867	24,711
Current portion of long-term bank borrowings - secured	997	1,028
Current portion of long-term bank borrowings - unsecured	76	3,103
Current portion of Guaranteed bonds	732
Current portion of unsecured bonds	4,834
Short-term bank borrowings - unsecured	8,120	24,959
Short-term debentures	14,500	10,000
Current portion of long-term bank borrowings	29,259	39,090
Total borrowings	55,126	63,801
Total borrowings	55,126	63,801
Less than 1 year [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	29,259	39,090
Total borrowings	29,259	39,090
1 to 2 years [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	7,469	6,527
Total borrowings	7,469	6,527
In the third to fifth years, inclusive [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	14,258	8,797
Total borrowings	14,258	8,797
Over 5 years [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	4,140	9,387
Total borrowings	¥ 4,140	¥ 9,387